(1) OPERATIONS (Details 1)	12 Months Ended
Dec. 31, 2017 GW shares
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Company type	Publicly-held corporation
Equity interest	Direct 100%
Location (state)	São Paulo and Goiás
Number of plants / type of energy	3 Hydropower plants (a)
Total installed power (MW) | GW	1,295
CPFL share installed power (MW) | shares	678
CERAN - Companhia Energetica Rio das Antas ("CERAN") [Member]
Statement Line Items [Line Items]
Company type	Privately-held corporation
Equity interest	Indirect 65%
Location (state)	Rio Grande do Sul
Number of plants / type of energy	3 Hydropower plants
Total installed power (MW) | GW	360
CPFL share installed power (MW) | shares	234
Foz do Chapeco Energia S.A. ("Foz do Chapeco") [Member]
Statement Line Items [Line Items]
Company type	Privately-held corporation
Joint Venture	Indirect 51% (d)
Location (state)	Santa Catarina and Rio Grande do Sul
Number of plants / type of energy	1 Hydropower plant
Total installed power (MW) | GW	855
CPFL share installed power (MW) | shares	436
Campos Novos Energia S.A. ("ENERCAN") [Member]
Statement Line Items [Line Items]
Company type	Privately-held corporation
Joint Venture	Indirect 48.72%
Location (state)	Santa Catarina
Number of plants / type of energy	1 Hydropower plant
Total installed power (MW) | GW	880
CPFL share installed power (MW) | shares	429
BAESA - Energetica Barra Grande S.A. [Member]
Statement Line Items [Line Items]
Company type	Privately-held corporation
Joint Venture	Indirect 25.01%
Location (state)	Santa Catarina and Rio Grande do Sul
Number of plants / type of energy	1 Hydropower plant
Total installed power (MW) | GW	690
CPFL share installed power (MW) | shares	173
Centrais Eletricas da Paraiba S.A. ("EPASA") [Member]
Statement Line Items [Line Items]
Company type	Privately-held corporation
Joint Venture	Indirect 53.34%
Location (state)	Paraíba
Number of plants / type of energy	2 Thermal plants
Total installed power (MW) | GW	342
CPFL share installed power (MW) | shares	182
Paulista Lajeado Energia S.A. ("Paulista Lajeado") [Member]
Statement Line Items [Line Items]
Company type	Privately-held corporation
Equity interest	Indirect 59.93% (b)
Location (state)	Tocantins
Number of plants / type of energy	1 Hydropower plant
Total installed power (MW) | GW	903
CPFL share installed power (MW) | shares	63
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
Statement Line Items [Line Items]
Company type	Publicly-held corporation
Equity interest	Indirect 51.60%
Location (state)	(c)
Number of plants / type of energy	(c)
Total installed power (MW)	(c)
CPFL share installed power (MW)	(c)
CPFL Centrais Geradoras Ltda. ("CPFL Centrais Geradoras") [Member]
Statement Line Items [Line Items]
Company type	Limited liability company
Equity interest	Direct 100%
Location (state)	São Paulo and Minas Gerais
Number of plants / type of energy	6 small hydropower plants
Total installed power (MW) | GW	4
CPFL share installed power (MW) | shares	4